CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 37.9	$ 33.3	$ 18.1
Property and equipment, accumulated depreciation	1,100.4	1,024.3	842.9
Customer relationships, accumulated amortization	4,284.7	3,839.0	3,212.7
Other intangibles, accumulated amortization	$ 1,712.8	$ 1,544.0	$ 1,282.2
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	1,000	1,000	1,000
Common stock, issued shares (in shares)	1,000	1,000	1,000